Available-for-Sale-Securities (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The following table is a summary of available-for-sale securities recorded in cash and cash equivalents or marketable securities in our Consolidated Balance Sheets (in thousands):
	March 31, 2022				December 31, 2021
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Corporate debt securities	$62,770	$—	$(162)	$62,608	$53,135	$—	$(65)	$53,070
Money market funds	6,578	—	—	6,578	18,124	—	—	18,124
Municipal debt securities	17,267	—	(34)	17,233	20,263	—	(5)	20,258
Total	$86,615	$—	$(196)	$86,419	$91,522	$—	$(70)	$91,452

The following table is a summary of available-for-sale securities recorded in cash and cash equivalents or debt marketable securities in the Company's Consolidated Balance Sheets (in thousands):
	December 31, 2021				December 31, 2020
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Corporate debt securities	$53,135	$—	$(65)	$53,070	$8,406	$—	$(7)	$8,399
Money market funds	18,124	—	—	18,124	7,591	—	—	7,591
Municipal debt securities	20,263	—	(5)	20,258	14,753	—	(6)	14,747
Total	$91,522	$—	$(70)	$91,452	$30,750	$—	$(13)	$30,737

Schedule of Marketable Securities
Estimated fair values of available-for-sale securities are generally based on prices obtained from commercial pricing services. The following table summarizes the classification of the available-for-sale securities in our Consolidated Balance Sheets (in thousands):
	March 31, 2022	December 31, 2021
Cash equivalents	$10,647	$21,129
Marketable securities	75,772	70,323
Total	$86,419	$91,452

Estimated fair values of available-for-sale securities are generally based on prices obtained from commercial pricing services. The following table summarizes the classification of the available-for-sale debt securities on the Company's Consolidated Balance Sheets (in thousands):
	December 31, 2021	December 31, 2020
Cash and cash equivalents	$21,129	$12,676
Marketable securities	70,323	18,061
Total	$91,452	$30,737

Investments Classified by Contractual Maturity Date
The following table summarizes our portfolio of available-for-sale securities by contractual maturity (in thousands):
	March 31, 2022
	Amortized Cost	Estimated Fair Value
Less than one year	$86,615	$86,419
Greater than one year		—
Total	$86,615	$86,419

The following table summarizes the Company's portfolio of available-for-sale securities by contractual maturity (in thousands):
	December 31, 2021		December 31, 2020
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Less than one year	$91,522	$91,452	$30,750	$30,737
Greater than one year	—	—	—	—
Total	$91,522	$91,452	$30,750	$30,737